John Hancock Balanced Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.60	0.60	0.60	0.60	0.60
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.26	0.21	0.16
Service plan fee	0.23	0.25	0.15	0.10[2]	0.05[2]
Additional expenses	0.12	0.12[3]	0.11	0.11	0.11
Total annual fund operating expenses	1.45	1.22	1.36	0.96	0.76

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	The “Service plan fees” shown have been restated to reflect current fees and expenses.
3	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	98	78
3 Years	459	387	431	327	243
5 Years	792	670	745	575	422
10 Years	1,735	1,477	1,635	1,285	942

In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
     Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until February 28, 2014)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Large Cap Equity Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.62	0.62	0.62	0.62	0.62

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00

Other expenses	0.33	0.36	0.26	0.19	0.12

Service plan fee	0.22	0.25	0.15	0.09	0.02

Additional expenses	0.11	0.11[2]	0.11	0.10	0.10

Total annual fund operating expenses	1.45	1.23	1.38	0.96	0.74

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	125	140	98	76

3 Years	459	390	437	327	237

5 Years	792	676	755	575	411

10 Years	1,735	1,489	1,657	1,285	918

In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
     Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until February 28, 2014)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.27	0.55	0.31
Total annual fund operating expenses	1.45	2.43	2.19

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	640	640	746	246	322	222
3 Years	936	936	1,058	758	685	685
5 Years	1,253	1,253	1,496	1,296	1,175	1,175
10 Years	2,148	2,148	2,524	2,524	2,524	2,524
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.875%
Next $500 million	0.850%
Excess over $1 billion	0.800%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2]	0.23
Total annual fund operating expenses	1.11

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.875%
Next $500 million	0.850%
Excess over $1 billion	0.800%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses	0.06
Total annual fund operating expenses	0.94

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.875%
Next $500 million	0.850%
Excess over $1 billion	0.800%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.88
Other expenses[2]	16.48
Total annual fund operating expenses	17.36
Contractual expense reimbursement[3]	-16.26
Total annual fund operating expenses after expense reimbursements	1.10

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	112
3 Years	3,287
5 Years	5,726
10 Years	9,627
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million	0.875%
Next $500 million	0.850%
Excess over $1 billion	0.800%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Supplement dated 6-5-12 to the current Statement of Additional Information (“SAI”) for
John Hancock Balanced Fund and
John Hancock Large Cap Equity Fund,
each a series of John Hancock Investment Trust
In the “Distribution Contracts” section, the first paragraph under the “Distribution Plans” subsection is amended and restated as follows:
Distribution Plans. The Board has adopted Distribution Plans with respect to various classes of shares of the Funds (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds may pay distribution and service fees based on average daily net assets attributable to shares of those classes, at the maximum annual percentage rates shown in the following table. In no case will the annual service fee exceed 0.25% of the average daily net assets attributable to a class of shares.

Share Class	Rule 12b-1 Fee
A	0.30% (0.25% for Large Cap Equity Fund)
B	1.00%
C	1.00%
R1	0.50%
R2	0.25%
R3	0.50%
R4	0.25%*
R5	0.00% (none)

*	The Funds’ Distributor has contractually agreed to limit the Rule 12b-1 fee on Class R4 shares of Balanced Fund and Large Cap Equity Fund to 0.15% until February 28, 2014.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Class R1 and R3 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.25% of its average daily net assets. For Class R1, R2, R3 and R4 shares, the Distributor also will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets, except that the annual Rule 12b-1 distribution fee payable to Selling Firms for Class R4 shares of Balanced Fund and Large Cap Equity Fund is limited to 0.15% of the average daily net assets of the Funds’ Class R4 shares until February 28, 2014. These service and distribution fees are paid monthly in arrears.

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Also, in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and re-stated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor pays		Selling Firm
	sales charge	Selling Firm	receives	Total Selling Firm
	(% of offering	receives	Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class A investments

Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more

First $1M — $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)

First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class I investments

All amounts	—	0.00%	0.00%	0.00	%(7)

Class R1 investments(8)

All amounts	—	0.00%	0.50%	0.50%

Class R2 investments(8)

All amounts	—	0.00%	0.25%	0.25%

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	Investor pays		Selling Firm
	sales charge	Selling Firm	receives	Total Selling Firm
	(% of offering	receives	Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class R3 investments(8)
All amounts	—	0.00%	0.50%	0.50%
Class R4 investments(8)
All amounts	—	0.00%	0.15%	0.15%
Class R5 investments
All amounts	—	0.00%	0.00%	0.00%
Class R6 investments
All amounts	—	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge

(3)	For Class A, Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with the Distributor, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

(8)	For purchases of Class R1, Class R2, Class R3 and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R3, Class R4 and Class R5 Service Plan charges and payments.
You should read this Supplement in conjunction with the SAI and retain it for future reference.

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